Intangible Assets with a Finite Useful Life - Summary of Net Carrying Amount of Telephone Licenses and Similar Rights and their Useful Lives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 7,192	€ 6,951	€ 6,480
Amortization charge for 2016	(1,793)	€ (1,743)
TIM S.p.A [member] | UMTS [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 537
Amortization period (years)	18
Amortization charge for 2016	€ 134
TIM S.p.A [member] | UMTS 2100 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 30
Amortization period (years)	12
Amortization charge for 2016	€ 7
TIM S.p.A [member] | WiMax [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 5
Amortization period (years)	15
Amortization charge for 2016	€ 1
TIM S.p.A [member] | LTE 1800 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 103
Amortization period (years)	18
Amortization charge for 2016	€ 9
TIM S.p.A [member] | LTE 800 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 720
Amortization period (years)	17
Amortization charge for 2016	€ 60
TIM S.p.A [member] | LTE 2600 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 79
Amortization period (years)	17
Amortization charge for 2016	€ 7
TIM S.p.A [member] | GSM (extension) [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 17
Amortization period (years)	3
Amortization charge for 2016	€ 34
TIM S.p.A [member] | Band 1452-1492 MHz [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 198
Amortization period (years)	14
Amortization charge for 2016	€ 16
Tim Brasil group: [member] | GSM and 3G (UMTS) [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 165
Amortization period (years)	15
Amortization charge for 2016	€ 53
Tim Brasil group: [member] | 4G (LTE - 700MHz) [member]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill [Line Items]
Net carrying amount	€ 299
Amortization period (years)	15
Amortization charge for 2016	€ 15